SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Value Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund
Mid-Cap Fund

Supplement dated July 8, 2011
to the Class A Shares Prospectus dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Sub-Advisers for the Large Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Fund.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Large Cap Fund, the text relating to Legg Mason Capital Management, Inc. and Quantitative Management Associates LLC is hereby deleted. In the same chart, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
AQR Capital Management, LLC	Clifford Asness, Ph.D.	Since 2011	Managing and Founding Principal

	Jacques Friedman	Since 2011	Principal, Head of Global Stock Selection

	Ronen Israel	Since 2011	Principal

	Lars Nielsen	Since 2011	Principal

Waddell & Reed Investment Management Co	Erik Becker, CFA	Since 2011	Senior Vice President, Portfolio Manager

	Gus Zinn, CFA	Since 2011	Senior Vice President, Portfolio Manager

In addition, under the heading "Large Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Legg Mason Capital Management, Inc. and Quantitative Management Associates LLC is hereby deleted. In the same sub-section, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

AQR Capital Management, LLC: AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830, serves as a Sub-Adviser to the Large Cap Fund. Clifford Asness, Ph.D., Jacques Friedman, Ronen Israel and Lars Nielsen manage the portion of the Large Cap Fund's assets allocated to AQR. Mr. Asness, Managing and Founding Principal, co-founded AQR in 1998 and has been responsible for the day-to-day management of the firm's investment strategies since 1998. Mr. Friedman, Principal, joined AQR at its inception in 1998. He is head portfolio manager and has been a founding member of the Global Stock Selection team since 1998, which is responsible for managing all of AQR's equity strategies. Messrs. Israel and Nielsen are both Principals and have also been portfolio managers of the Global Stock Selection team since joining AQR in 1999 and 2000, respectively.

Waddell & Reed Investment Management Co: Waddell & Reed Investment Management Co ("WRIMCO"), located at 6300 Lamar Avenue, Overland Park, Kansas 66202, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals at WRIMCO manages the portion of the Large Cap Fund's assets allocated to WRIMCO. Erik Becker, Senior Vice President and Portfolio Manager, and Gus Zinn, Senior Vice President and Portfolio Manager, have been co-portfolio managers and have held primary responsibility for all investment decisions on the Core Equity strategy since July 2006. During the past five years, both managers have been responsible for the Core Equity institutional composite along with the W&R Advisors Core Investment, Ivy Core Equity and Ivy VIP Core Equity Funds.

There are no other changes in the portfolio management of the Large Cap Fund.

Change in Sub-Advisers for the Large Cap Value Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Value Fund.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Large Cap Value Fund, the text relating to INTECH Investment Management LLC is hereby deleted. In the same chart, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Tocqueville Asset Management LP	Robert Kleinschmidt, CFA	Since 2011	President, Chief Executive Officer, Chief Investment Officer and Chairman of the Multi Cap Equity (MCE) Investment Committee

	James Hunt	Since 2011	Managing Director, Portfolio Manager and Member of the MCE Investment Committee

	Peter Shawn	Since 2011	Managing Director, Portfolio Manager and Member of the MCE Investment Committee

	Joseph Zock	Since 2011	Managing Director, Portfolio Manager and Member of the MCE Investment Committee

In addition, under the heading "Large Cap Value Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to INTECH Investment Management LLC is hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Tocqueville Asset Management LP: Tocqueville Asset Management LP (TAM), located at 40 West 57th Street, 19th Floor, New York, New York 10019, serves as a Sub-Adviser to the Large Cap Value Fund. A team of investment professionals at TAM manages the portion of the Large Cap Value Fund's assets allocated to TAM. Robert Kleinschmidt, President, Chief Executive Officer and Chief Investment Officer, joined TAM in 1991 and manages discretionary portfolios for institutional, individual and family clients. He is also the lead portfolio manager of the firm's flagship fund, The Tocqueville Fund, and of the Multi Cap Equity strategy. In addition, Mr. Kleinschmidt is the Chairman of the MCE Investment Committee. Mr. Kleinschmidt earned a B.B.A. in Accounting from the University of Wisconsin and an M.A. in Economics from the University of Massachusetts. Mr. Kleinschmidt has 35 years of industry experience. James Hunt, Managing Director, is a Portfolio Manager at TAM. Mr. Hunt joined TAM in 2000, is a member of the MCE Investment Committee and serves as the lead portfolio manager of the International Multi Cap Equity strategy. Mr. Hunt earned a B.A. from Brown University and an M.B.A. from Yale University's School of Management. Mr. Hunt has 25 years of industry experience. Peter Shawn, Managing Director, is a Portfolio Manager at TAM. Mr. Shawn joined TAM in 2005 and is a member of the MCE and International Multi Cap Equity Investment Committees and serves as Director of Research. Mr. Shawn earned a B.A. in Economics from Wesleyan University and has 22 years of industry experience. Joseph A. Zock, Managing Director, is a Portfolio Manager at TAM. Mr. Zock joined TAM in 2006 and is a member of the MCE and the International Multi Cap Equity Investment Committees. Mr. Zock holds a B.A. in Political Science and Economics from the University of New Hampshire, a J.D. from the Thomas Jefferson School and a CIS from the University of London, Kings College School of Law. Mr. Zock has 31 years of industry experience.

There are no other changes in the portfolio management of the Large Cap Value Fund.

Change in Sub-Adviser for the Large Cap Growth Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Growth Fund.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Large Cap Growth Fund, the text relating to Legg Mason Capital Management, Inc. is hereby deleted.

In addition, under the heading "Large Cap Growth Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Legg Mason Capital Management, Inc. is hereby deleted.

There are no other changes in the portfolio management of the Large Cap Growth Fund.

Change in the Principal Investment Strategies of the Tax-Managed Large Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the principal investment strategies of the Tax-Managed Large Cap Fund.

The text under the heading "Principal Investment Strategies" in the Fund Summary for the Tax-Managed Large Cap Fund is hereby deleted and replaced with the following:

Under normal circumstances, the Tax-Managed Large Cap Fund will invest at least 80% of its net assets in equity securities of large companies, including ETFs and ADRs. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $237 million and $369 billion as of December 31, 2010). The market capitalization range and the composition of the Russell 1000 Index are subject to change. The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Each sub-adviser, in managing its portion of the Fund's assets, generally applies either a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.

The Fund seeks to manage the impact of taxes through the use of a sub-adviser that acts as an overlay manager, which implements the portfolio recommendations of the sub-advisers. Each sub-adviser provides to the Fund on an ongoing basis a model portfolio, which represents that sub-adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the other sub-advisers, with the weighting of each sub-adviser's model in the total portfolio determined by SIMC. The overlay manager implements the portfolio consistent with that represented by the aggregation of the model portfolios, with limited authority to vary from such aggregation, primarily for the purpose of seeking efficient tax management of the Fund's securities transactions. The overlay manager seeks to manage the impact of taxes by, among other things, selling stocks with the highest tax cost first, opportunistically harvesting losses, and deferring recognition of taxable gains, where possible.

There are no other changes to the principal investment strategies of the Tax-Managed Large Cap Fund.

Change in Principal Risks of the Tax-Managed Large Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the principal risks of the Tax-Managed Large Cap Fund.

Under the heading "Principal Risks," in the Fund Summary for the Tax-Managed Large Cap Fund, the text relating to Leverage Risk and Short Sales Risk is hereby deleted.

There are no other changes to the principal risks of the Tax-Managed Large Cap Fund.

Change in Sub-Advisers for the Tax-Managed Large Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Tax-Managed Large Cap Fund.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Tax-Managed Large Cap Fund, the text relating to Legg Mason Capital Management, Inc. and Quantitative Management Associates LLC is hereby deleted. In the same chart, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
AQR Capital Management, LLC	Clifford Asness, Ph.D.	Since 2011	Managing and Founding Principal

	Jacques Friedman	Since 2011	Principal, Head of Global Stock Selection

	Ronen Israel	Since 2011	Principal

	Lars Nielsen	Since 2011	Principal

Waddell & Reed Investment Management Co	Erik Becker, CFA	Since 2011	Senior Vice President, Portfolio Manager

	Gus Zinn, CFA	Since 2011	Senior Vice President, Portfolio Manager

In addition, under the heading "Tax-Managed Large Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the following paragraph is hereby added immediately below the heading:

As further described in the Principal Investment Strategies of the Tax-Managed Large Cap Fund, each Sub-Adviser, except for Parametric Portfolio Associates (Parametric), will manage its portion of the Fund's portfolio by making recommendations as to the purchase, sale and retention of assets, with those recommendations executed by Parametric as overlay manager. In addition to acting as overlay manager, Parametric managers a portion of the Fund's portfolio.

In addition, under the heading "Tax-Managed Large Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Legg Mason Capital Management, Inc. and Quantitative Management Associates LLC is hereby deleted. In the same sub-section, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

AQR Capital Management, LLC: AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Clifford Asness, Ph.D., Jacques Friedman, Ronen Israel and Lars Nielsen manage the portion of the Tax-Managed Large Cap Fund's assets allocated to AQR. Mr. Asness, Managing and Founding Principal, co-founded AQR in 1998 and has been responsible for the day-to-day management of the firm's investment strategies since 1998. Mr. Friedman, Principal, joined AQR at its inception in 1998. He is head portfolio manager and has been a founding member of the Global Stock Selection team since 1998, which is responsible for managing all of AQR's equity strategies. Messrs. Israel and Nielsen are both Principals and have also been portfolio managers of the Global Stock Selection team since joining AQR in 1999 and 2000, respectively.

Waddell & Reed Investment Management Co: Waddell & Reed Investment Management Co ("WRIMCO"), located at 6300 Lamar Avenue, Overland Park, Kansas 66202, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of investment professionals at WRIMCO manages the portion of the Tax-Managed Large Cap Fund's assets allocated to WRIMCO. Erik Becker, Senior Vice President and Portfolio Manager, and Gus Zinn, Senior Vice President and Portfolio Manager, have been co-portfolio managers and have held primary responsibility for all investment decisions on the Core Equity strategy since July 2006. During the past five years, both managers have been responsible for the Core Equity institutional composite along with the W&R Advisors Core Investment, Ivy Core Equity and Ivy VIP Core Equity Funds.

There are no other changes in the portfolio management of the Tax-Managed Large Cap Fund.

Change in Sub-Adviser for the Mid-Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Mid-Cap Fund.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Mid-Cap Fund, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
J.P. Morgan Investment Management Inc.	Timothy Parton	Since 2011	Managing Director, Portfolio Manager

In addition, under the heading "Mid-Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly-owned subsidiary of JPMorgan Chase & Co., located at 270 Park Avenue, New York, New York 10017, serves as a Sub-Adviser to the Mid-Cap Fund. Timothy Parton, a Managing Director and Portfolio Manager, manages the portion of the Mid-Cap Fund's assets allocated to JPMIM. Mr. Parton is a portfolio manager in the U.S. Equity Group. An employee since 1986, Mr. Parton has managed a variety of small and mid cap portfolios and has been managing the U.S. Midcap Growth strategy, which includes the JPMorgan Midcap Growth Fund, since November 2001 and the U.S. Multicap Growth strategy, which includes the JPMorgan Growth Advantage Fund, since its inception in September 2005. Mr. Parton holds a B.Sc. in economics and accounting from the University of Bristol in England. He is a member of the New York Society of Security Analysts and is a CFA charterholder.

There are no other changes in the portfolio management of the Mid-Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-735 (07/11)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Value Fund
Large Cap Growth Fund
Mid-Cap Fund

Supplement dated July 8, 2011
to the Class I Shares Prospectus dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Sub-Advisers for the Large Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Fund.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Large Cap Fund, the text relating to Legg Mason Capital Management, Inc. and Quantitative Management Associates LLC is hereby deleted. In the same chart, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
AQR Capital Management, LLC	Clifford Asness, Ph.D.	Since 2011	Managing and Founding Principal

	Jacques Friedman	Since 2011	Principal, Head of Global Stock Selection

	Ronen Israel	Since 2011	Principal

	Lars Nielsen	Since 2011	Principal

Waddell & Reed Investment Management Co	Erik Becker, CFA	Since 2011	Senior Vice President, Portfolio Manager

	Gus Zinn, CFA	Since 2011	Senior Vice President, Portfolio Manager

In addition, under the heading "Large Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Legg Mason Capital Management, Inc. and Quantitative Management Associates LLC is hereby deleted. In the same sub-section, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

AQR Capital Management, LLC: AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830, serves as a Sub-Adviser to the Large Cap Fund. Clifford Asness, Ph.D., Jacques Friedman, Ronen Israel and Lars Nielsen manage the portion of the Large Cap Fund's assets allocated to AQR. Mr. Asness, Managing and Founding Principal, co-founded AQR in 1998 and has been responsible for the day-to-day management of the firm's investment strategies since 1998. Mr. Friedman, Principal, joined AQR at its inception in 1998. He is head portfolio manager and has been a founding member of the Global Stock Selection team since 1998, which is responsible for managing all of AQR's equity strategies. Messrs. Israel and Nielsen are both Principals and have also been portfolio managers of the Global Stock Selection team since joining AQR in 1999 and 2000, respectively.

Waddell & Reed Investment Management Co: Waddell & Reed Investment Management Co ("WRIMCO"), located at 6300 Lamar Avenue, Overland Park, Kansas 66202, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals at WRIMCO manages the portion of the Large Cap Fund's assets allocated to WRIMCO. Erik Becker, Senior Vice President and Portfolio Manager, and Gus Zinn, Senior Vice President and Portfolio Manager, have been co-portfolio managers and have held primary responsibility for all investment decisions on the Core Equity strategy since July 2006. During the past five years, both managers have been responsible for the Core Equity institutional composite along with the W&R Advisors Core Investment, Ivy Core Equity and Ivy VIP Core Equity Funds.

There are no other changes in the portfolio management of the Large Cap Fund.

Change in Sub-Advisers for the Large Cap Value Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Value Fund.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Large Cap Value Fund, the text relating to INTECH Investment Management LLC is hereby deleted. In the same chart, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Tocqueville Asset Management LP	Robert Kleinschmidt, CFA	Since 2011	President, Chief Executive Officer, Chief Investment Officer and Chairman of the Multi Cap Equity (MCE) Investment Committee

	James Hunt	Since 2011	Managing Director, Portfolio Manager and Member of the MCE Investment Committee

	Peter Shawn	Since 2011	Managing Director, Portfolio Manager and Member of the MCE Investment Committee

	Joseph Zock	Since 2011	Managing Director, Portfolio Manager and Member of the MCE Investment Committee

In addition, under the heading "Large Cap Value Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to INTECH Investment Management LLC is hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Tocqueville Asset Management LP: Tocqueville Asset Management LP (TAM), located at 40 West 57th Street, 19th Floor, New York, New York 10019, serves as a Sub-Adviser to the Large Cap Value Fund. A team of investment professionals at TAM manages the portion of the Large Cap Value Fund's assets allocated to TAM. Robert Kleinschmidt, President, Chief Executive Officer and Chief Investment Officer, joined TAM in 1991 and manages discretionary portfolios for institutional, individual and family clients. He is also the lead portfolio manager of the firm's flagship fund, The Tocqueville Fund, and of the Multi Cap Equity strategy. In addition, Mr. Kleinschmidt is the Chairman of the MCE Investment Committee. Mr. Kleinschmidt earned a B.B.A. in Accounting from the University of Wisconsin and an M.A. in Economics from the University of Massachusetts. Mr. Kleinschmidt has 35 years of industry experience. James Hunt, Managing Director, is a Portfolio Manager at TAM. Mr. Hunt joined TAM in 2000, is a member of the MCE Investment Committee and serves as the lead portfolio manager of the International Multi Cap Equity strategy. Mr. Hunt earned a B.A. from Brown University and an M.B.A. from Yale University's School of Management. Mr. Hunt has 25 years of industry experience. Peter Shawn, Managing Director, is a Portfolio Manager at TAM. Mr. Shawn joined TAM in 2005 and is a member of the MCE and International Multi Cap Equity Investment Committees and serves as Director of Research. Mr. Shawn earned a B.A. in Economics from Wesleyan University and has 22 years of industry experience. Joseph A. Zock, Managing Director, is a Portfolio Manager at TAM. Mr. Zock joined TAM in 2006 and is a member of the MCE and the International Multi Cap Equity Investment Committees. Mr. Zock holds a B.A. in Political Science and Economics from the University of New Hampshire, a J.D. from the Thomas Jefferson School and a CIS from the University of London, Kings College School of Law. Mr. Zock has 31 years of industry experience.

There are no other changes in the portfolio management of the Large Cap Value Fund.

Change in Sub-Adviser for the Large Cap Growth Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Growth Fund.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Large Cap Growth Fund, the text relating to Legg Mason Capital Management, Inc. is hereby deleted.

In addition, under the heading "Large Cap Growth Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Legg Mason Capital Management, Inc. is hereby deleted.

There are no other changes in the portfolio management of the Large Cap Growth Fund.

Change in Sub-Adviser for the Mid-Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Mid-Cap Fund.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Mid-Cap Fund, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
J.P. Morgan Investment Management Inc.	Timothy Parton	Since 2011	Managing Director, Portfolio Manager

In addition, under the heading "Mid-Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly-owned subsidiary of JPMorgan Chase & Co., located at 270 Park Avenue, New York, New York 10017, serves as a Sub-Adviser to the Mid-Cap Fund. Timothy Parton, a Managing Director and Portfolio Manager, manages the portion of the Mid-Cap Fund's assets allocated to JPMIM. Mr. Parton is a portfolio manager in the U.S. Equity Group. An employee since 1986, Mr. Parton has managed a variety of small and mid cap portfolios and has been managing the U.S. Midcap Growth strategy, which includes the JPMorgan Midcap Growth Fund, since November 2001 and the U.S. Multicap Growth strategy, which includes the JPMorgan Growth Advantage Fund, since its inception in September 2005. Mr. Parton holds a B.Sc. in economics and accounting from the University of Bristol in England. He is a member of the New York Society of Security Analysts and is a CFA charterholder.

There are no other changes in the portfolio management of the Mid-Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-736 (07/11)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Value Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund
Mid-Cap Fund

Supplement dated July 8, 2011
to the Class G Shares Prospectus dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the Class G Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Sub-Advisers for the Large Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Fund.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Large Cap Fund, the text relating to Legg Mason Capital Management, Inc. and Quantitative Management Associates LLC is hereby deleted. In the same chart, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
AQR Capital Management, LLC	Clifford Asness, Ph.D.	Since 2011	Managing and Founding Principal

	Jacques Friedman	Since 2011	Principal, Head of Global Stock Selection

	Ronen Israel	Since 2011	Principal

	Lars Nielsen	Since 2011	Principal

Waddell & Reed Investment Management Co	Erik Becker, CFA	Since 2011	Senior Vice President, Portfolio Manager

	Gus Zinn, CFA	Since 2011	Senior Vice President, Portfolio Manager

In addition, under the heading "Large Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Legg Mason Capital Management, Inc. and Quantitative Management Associates LLC is hereby deleted. In the same sub-section, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

AQR Capital Management, LLC: AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830, serves as a Sub-Adviser to the Large Cap Fund. Clifford Asness, Ph.D., Jacques Friedman, Ronen Israel and Lars Nielsen manage the portion of the Large Cap Fund's assets allocated to AQR. Mr. Asness, Managing and Founding Principal, co-founded AQR in 1998 and has been responsible for the day-to-day management of the firm's investment strategies since 1998. Mr. Friedman, Principal, joined AQR at its inception in 1998. He is head portfolio manager and has been a founding member of the Global Stock Selection team since 1998, which is responsible for managing all of AQR's equity strategies. Messrs. Israel and Nielsen are both Principals and have also been portfolio managers of the Global Stock Selection team since joining AQR in 1999 and 2000, respectively.

Waddell & Reed Investment Management Co: Waddell & Reed Investment Management Co ("WRIMCO"), located at 6300 Lamar Avenue, Overland Park, Kansas 66202, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals at WRIMCO manages the portion of the Large Cap Fund's assets allocated to WRIMCO. Erik Becker, Senior Vice President and Portfolio Manager, and Gus Zinn, Senior Vice President and Portfolio Manager, have been co-portfolio managers and have held primary responsibility for all investment decisions on the Core Equity strategy since July 2006. During the past five years, both managers have been responsible for the Core Equity institutional composite along with the W&R Advisors Core Investment, Ivy Core Equity and Ivy VIP Core Equity Funds.

There are no other changes in the portfolio management of the Large Cap Fund.

Change in Sub-Advisers for the Large Cap Value Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Value Fund.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Large Cap Value Fund, the text relating to INTECH Investment Management LLC is hereby deleted. In the same chart, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Tocqueville Asset Management LP	Robert Kleinschmidt, CFA	Since 2011	President, Chief Executive Officer, Chief Investment Officer and Chairman of the Multi Cap Equity (MCE) Investment Committee

	James Hunt	Since 2011	Managing Director, Portfolio Manager and Member of the MCE Investment Committee

	Peter Shawn	Since 2011	Managing Director, Portfolio Manager and Member of the MCE Investment Committee

	Joseph Zock	Since 2011	Managing Director, Portfolio Manager and Member of the MCE Investment Committee

In addition, under the heading "Large Cap Value Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to INTECH Investment Management LLC is hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Tocqueville Asset Management LP: Tocqueville Asset Management LP (TAM), located at 40 West 57th Street, 19th Floor, New York, New York 10019, serves as a Sub-Adviser to the Large Cap Value Fund. A team of investment professionals at TAM manages the portion of the Large Cap Value Fund's assets allocated to TAM. Robert Kleinschmidt, President, Chief Executive Officer and Chief Investment Officer, joined TAM in 1991 and manages discretionary portfolios for institutional, individual and family clients. He is also the lead portfolio manager of the firm's flagship fund, The Tocqueville Fund, and of the Multi Cap Equity strategy. In addition, Mr. Kleinschmidt is the Chairman of the MCE Investment Committee. Mr. Kleinschmidt earned a B.B.A. in Accounting from the University of Wisconsin and an M.A. in Economics from the University of Massachusetts. Mr. Kleinschmidt has 35 years of industry experience. James Hunt, Managing Director, is a Portfolio Manager at TAM. Mr. Hunt joined TAM in 2000, is a member of the MCE Investment Committee and serves as the lead portfolio manager of the International Multi Cap Equity strategy. Mr. Hunt earned a B.A. from Brown University and an M.B.A. from Yale University's School of Management. Mr. Hunt has 25 years of industry experience. Peter Shawn, Managing Director, is a Portfolio Manager at TAM. Mr. Shawn joined TAM in 2005 and is a member of the MCE and International Multi Cap Equity Investment Committees and serves as Director of Research. Mr. Shawn earned a B.A. in Economics from Wesleyan University and has 22 years of industry experience. Joseph A. Zock, Managing Director, is a Portfolio Manager at TAM. Mr. Zock joined TAM in 2006 and is a member of the MCE and the International Multi Cap Equity Investment Committees. Mr. Zock holds a B.A. in Political Science and Economics from the University of New Hampshire, a J.D. from the Thomas Jefferson School and a CIS from the University of London, Kings College School of Law. Mr. Zock has 31 years of industry experience.

There are no other changes in the portfolio management of the Large Cap Value Fund.

Change in Sub-Adviser for the Large Cap Growth Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Growth Fund.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Large Cap Growth Fund, the text relating to Legg Mason Capital Management, Inc. is hereby deleted.

In addition, under the heading "Large Cap Growth Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Legg Mason Capital Management, Inc. is hereby deleted.

There are no other changes in the portfolio management of the Large Cap Growth Fund.

Change in the Principal Investment Strategies of the Tax-Managed Large Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the principal investment strategies of the Tax-Managed Large Cap Fund.

The text under the heading "Principal Investment Strategies" in the Fund Summary for the Tax-Managed Large Cap Fund is hereby deleted and replaced with the following:

Under normal circumstances, the Tax-Managed Large Cap Fund will invest at least 80% of its net assets in equity securities of large companies, including ETFs and ADRs. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $237 million and $369 billion as of December 31, 2010). The market capitalization range and the composition of the Russell 1000 Index are subject to change. The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Each sub-adviser, in managing its portion of the Fund's assets, generally applies either a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.

The Fund seeks to manage the impact of taxes through the use of a sub-adviser that acts as an overlay manager, which implements the portfolio recommendations of the sub-advisers. Each sub-adviser provides to the Fund on an ongoing basis a model portfolio, which represents that sub-adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the other sub-advisers, with the weighting of each sub-adviser's model in the total portfolio determined by SIMC. The overlay manager implements the portfolio consistent with that represented by the aggregation of the model portfolios, with limited authority to vary from such aggregation, primarily for the purpose of seeking efficient tax management of the Fund's securities transactions. The overlay manager seeks to manage the impact of taxes by, among other things, selling stocks with the highest tax cost first, opportunistically harvesting losses, and deferring recognition of taxable gains, where possible.

There are no other changes to the principal investment strategies of the Tax-Managed Large Cap Fund.

Change in Principal Risks of the Tax-Managed Large Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the principal risks of the Tax-Managed Large Cap Fund.

Under the heading "Principal Risks," in the Fund Summary for the Tax-Managed Large Cap Fund, the text relating to Leverage Risk and Short Sales Risk is hereby deleted.

There are no other changes to the principal risks of the Tax-Managed Large Cap Fund.

Change in Sub-Advisers for the Tax-Managed Large Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Tax-Managed Large Cap Fund.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Tax-Managed Large Cap Fund, the text relating to Legg Mason Capital Management, Inc. and Quantitative Management Associates LLC is hereby deleted. In the same chart, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
AQR Capital Management, LLC	Clifford Asness, Ph.D.	Since 2011	Managing and Founding Principal

	Jacques Friedman	Since 2011	Principal, Head of Global Stock Selection

	Ronen Israel	Since 2011	Principal

	Lars Nielsen	Since 2011	Principal

Waddell & Reed Investment Management Co	Erik Becker, CFA	Since 2011	Senior Vice President, Portfolio Manager

	Gus Zinn, CFA	Since 2011	Senior Vice President, Portfolio Manager

In addition, under the heading "Tax-Managed Large Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the following paragraph is hereby added immediately below the heading:

As further described in the Principal Investment Strategies of the Tax-Managed Large Cap Fund, each Sub-Adviser, except for Parametric Portfolio Associates (Parametric), will manage its portion of the Fund's portfolio by making recommendations as to the purchase, sale and retention of assets, with those recommendations executed by Parametric as overlay manager. In addition to acting as overlay manager, Parametric managers a portion of the Fund's portfolio.

In addition, under the heading "Tax-Managed Large Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Legg Mason Capital Management, Inc. and Quantitative Management Associates LLC is hereby deleted. In the same sub-section, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

AQR Capital Management, LLC: AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Clifford Asness, Ph.D., Jacques Friedman, Ronen Israel and Lars Nielsen manage the portion of the Tax-Managed Large Cap Fund's assets allocated to AQR. Mr. Asness, Managing and Founding Principal, co-founded AQR in 1998 and has been responsible for the day-to-day management of the firm's investment strategies since 1998. Mr. Friedman, Principal, joined AQR at its inception in 1998. He is head portfolio manager and has been a founding member of the Global Stock Selection team since 1998, which is responsible for managing all of AQR's equity strategies. Messrs. Israel and Nielsen are both Principals and have also been portfolio managers of the Global Stock Selection team since joining AQR in 1999 and 2000, respectively.

Waddell & Reed Investment Management Co: Waddell & Reed Investment Management Co ("WRIMCO"), located at 6300 Lamar Avenue, Overland Park, Kansas 66202, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of investment professionals at WRIMCO manages the portion of the Tax-Managed Large Cap Fund's assets allocated to WRIMCO. Erik Becker, Senior Vice President and Portfolio Manager, and Gus Zinn,

Senior Vice President and Portfolio Manager, have been co-portfolio managers and have held primary responsibility for all investment decisions on the Core Equity strategy since July 2006. During the past five years, both managers have been responsible for the Core Equity institutional composite along with the W&R Advisors Core Investment, Ivy Core Equity and Ivy VIP Core Equity Funds.

There are no other changes in the portfolio management of the Tax-Managed Large Cap Fund.

Change in Sub-Adviser for the Mid-Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Mid-Cap Fund.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Mid-Cap Fund, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
J.P. Morgan Investment Management Inc.	Timothy Parton	Since 2011	Managing Director, Portfolio Manager

In addition, under the heading "Mid-Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers, "the following paragraph is hereby added in the appropriate alphabetical order thereof:

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly-owned subsidiary of JPMorgan Chase & Co., located at 270 Park Avenue, New York, New York 10017, serves as a Sub-Adviser to the Mid-Cap Fund. Timothy Parton, a Managing Director and Portfolio Manager, manages the portion of the Mid-Cap Fund's assets allocated to JPMIM. Mr. Parton is a portfolio manager in the U.S. Equity Group. An employee since 1986, Mr. Parton has managed a variety of small and mid cap portfolios and has been managing the U.S. Midcap Growth strategy, which includes the JPMorgan Midcap Growth Fund, since November 2001 and the U.S. Multicap Growth strategy, which includes the JPMorgan Growth Advantage Fund, since its inception in September 2005. Mr. Parton holds a B.Sc. in economics and accounting from the University of Bristol in England. He is a member of the New York Society of Security Analysts and is a CFA charterholder.

There are no other changes in the portfolio management of the Mid-Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Large Cap Fund

Supplement dated July 8, 2011
to the Class Y Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus and should be read in conjunction with such Prospectus.

Change in the Principal Investment Strategies of the Tax-Managed Large Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the principal investment strategies of the Tax-Managed Large Cap Fund.

The text under the heading "Principal Investment Strategies" in the Fund Summary for the Tax-Managed Large Cap Fund is hereby deleted and replaced with the following:

Under normal circumstances, the Tax-Managed Large Cap Fund will invest at least 80% of its net assets in equity securities of large companies, including ETFs and ADRs. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $237 million and $369 billion as of December 31, 2010). The market capitalization range and the composition of the Russell 1000 Index are subject to change. The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Each sub-adviser, in managing its portion of the Fund's assets, generally applies either a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.

The Fund seeks to manage the impact of taxes through the use of a sub-adviser that acts as an overlay manager, which implements the portfolio recommendations of the sub-advisers. Each sub-adviser provides to the Fund on an ongoing basis a model portfolio, which represents that sub-adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the other sub-advisers, with the weighting of each sub-adviser's model in the total portfolio determined by SIMC. The overlay manager implements the portfolio consistent with that represented by the aggregation of the model portfolios, with limited authority to vary from such aggregation, primarily for the purpose of seeking efficient tax management of the Fund's securities transactions. The overlay manager seeks to manage the impact of taxes by, among other things, selling stocks with the highest tax cost first, opportunistically harvesting losses, and deferring recognition of taxable gains, where possible.

There are no other changes to the principal investment strategies of the Tax-Managed Large Cap Fund.

Change in Principal Risks of the Tax-Managed Large Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the principal risks of the Tax-Managed Large Cap Fund.

Under the heading "Principal Risks," in the Fund Summary for the Tax-Managed Large Cap Fund, the text relating to Leverage Risk and Short Sales Risk is hereby deleted.

There are no other changes to the principal risks of the Tax-Managed Large Cap Fund.

Change in Sub-Advisers for the Tax-Managed Large Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Tax-Managed Large Cap Fund.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Tax-Managed Large Cap Fund, the text relating to Legg Mason Capital Management, Inc. and Quantitative Management Associates LLC is hereby deleted. In the same chart, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
AQR Capital Management, LLC	Clifford Asness, Ph.D.	Since 2011	Managing and Founding Principal

	Jacques Friedman	Since 2011	Principal, Head of Global Stock Selection

	Ronen Israel	Since 2011	Principal

	Lars Nielsen	Since 2011	Principal

Waddell & Reed Investment Management Co	Erik Becker, CFA	Since 2011	Senior Vice President, Portfolio Manager

	Gus Zinn, CFA	Since 2011	Senior Vice President, Portfolio Manager

In addition, under the heading "Tax-Managed Large Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the following paragraph is hereby added immediately below the heading:

As further described in the Principal Investment Strategies of the Tax-Managed Large Cap Fund, each Sub-Adviser, except for Parametric Portfolio Associates (Parametric), will manage its portion of the Fund's portfolio by making recommendations as to the purchase, sale and retention of assets, with those recommendations executed by Parametric as overlay manager. In addition to acting as overlay manager, Parametric managers a portion of the Fund's portfolio.

In addition, under the heading "Tax-Managed Large Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Legg Mason Capital Management, Inc. and Quantitative Management Associates LLC is hereby deleted. In the same sub-section, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

AQR Capital Management, LLC: AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Clifford Asness, Ph.D., Jacques Friedman, Ronen Israel and Lars Nielsen manage the portion of the Tax-Managed Large Cap Fund's assets allocated to AQR. Mr. Asness, Managing and Founding Principal, co-founded AQR in 1998 and has been responsible for the day-to-day management of the firm's investment strategies since 1998. Mr. Friedman, Principal, joined AQR at its inception in 1998. He is head portfolio manager and has been a founding member of the Global Stock Selection team since 1998, which is responsible for managing all of AQR's equity strategies. Messrs. Israel and Nielsen are both Principals and have also been portfolio managers of the Global Stock Selection team since joining AQR in 1999 and 2000, respectively.

Waddell & Reed Investment Management Co: Waddell & Reed Investment Management Co ("WRIMCO"), located at 6300 Lamar Avenue, Overland Park, Kansas 66202, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of investment professionals at WRIMCO manages the portion of the Tax-Managed Large Cap Fund's assets allocated to WRIMCO. Erik Becker, Senior Vice President and Portfolio Manager, and Gus Zinn, Senior Vice President and Portfolio Manager, have been co-portfolio managers and have held primary responsibility for all investment decisions on the Core Equity strategy since July 2006. During the past five years, both managers have been responsible for the Core Equity institutional composite along with the W&R Advisors Core Investment, Ivy Core Equity and Ivy VIP Core Equity Funds.

There are no other changes in the portfolio management of the Tax-Managed Large Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Value Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund
Mid-Cap Fund

Supplement dated July 8, 2011
to the Statement of Additional Information ("SAI") dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Sub-Advisers for the Large Cap and Tax-Managed Large Cap Funds

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap and Tax-Managed Large Cap Funds.

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to Legg Mason Capital Management, Inc.'s and Quantitative Management Associates LLC's management of the Large Cap and Tax-Managed Large Cap Funds are hereby deleted. In the same section, the paragraph relating to AQR Capital Management, LLC is hereby deleted and replaced with the following:

AQR CAPITAL MANAGEMENT, LLC—AQR Capital Management, LLC ("AQR") serves as a Sub-Adviser to a portion of the assets of the Small Cap, Small Cap Growth, Large Cap and Tax-Managed Large Cap Funds. AQR, a Delaware limited liability company founded in 1998, is a wholly-owned subsidiary of AQR Capital Management Holdings, LLC ("Holdings"), which has no activities other than holding the interests of AQR. Holdings is majority-owned by AQR's fifteen principals, and Clifford Asness, Ph.D. may be deemed to control AQR indirectly through his significant ownership interest in Holdings.

In the same section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

WADDELL & REED INVESTMENT MANAGEMENT CO—Waddell & Reed Investment Management Co ("WRIMCO") serves as a Sub-Adviser to a portion of the assets of the Large Cap and Tax-Managed Large Cap Funds. WRIMCO, a subsidiary of Waddell & Reed, Inc., which is a subsidiary of Waddell and Reed Financial Services, Inc., which in turn is a subsidiary of Waddell and Reed Financial, Inc., is incorporated in the state of Kansas and was founded and registered with the SEC in 1991. WRIMCO has several affiliations and subsidiaries, all of which are wholly-owned by parent companies. There are no principal owners of the public company with greater than 25% ownership.

In addition, under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to Legg Mason Capital Management, Inc.'s and Quantitative Management Associates LLC's management of the Large Cap and Tax-Managed Large Cap Funds are hereby deleted. In the same section, under the sub-heading "AQR," the text relating to AQR Capital Management, LLC is hereby deleted and replaced with the following:

AQR

Compensation. SIMC pays AQR a fee based on the assets under management of the Small Cap, Small Cap Growth, Large Cap and Tax-Managed Large Cap Funds as set forth in an investment sub-advisory agreement between AQR and SIMC. AQR pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap, Small Cap Growth, Large Cap and Tax-Managed Large Cap Funds. The following information relates to the period ended March 31, 2011 unless otherwise indicated.

As Principals of AQR, AQR's portfolio managers are compensated in the form of distributions based on the revenues generated by AQR. Distributions to each portfolio manager are based on cumulative research, leadership and other contributions to AQR. Revenue distributions are also a function of assets under management and performance of the funds and accounts managed by AQR. There is no direct linkage between performance and compensation. However, there is an indirect linkage in that superior performance tends to attract assets and thus increase revenues.

Ownership of Fund Shares. As of July 8, 2011, AQR's portfolio managers did not beneficially own any shares of the Small Cap, Small Cap Growth, Large Cap or Tax-Managed Large Cap Funds.

Other Accounts. As of March 31, 2011, in addition to the Small Cap, Small Cap Growth, Large Cap and Tax-Managed Large Cap Funds, AQR's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager†	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Clifford Asness	11		$3,605.0	50		$10,452.8	49		$14,559.6
	0	*	$0	28	*	$7,658.8	5	*	$1,157.3
Jacques Friedman	7		$1,223.4	39		$8,715.5	51		$15,066.4
	0	*	$0	18	*	$5,901.0	5	*	$1,157.3
Ronen Israel	11		$3,884.5	44		$9,556.2	49		$14,559.6
	0	*	$0	23	*	$6,762.2	5	*	$1,157.3
Lars Nielsen	11		$3,884.5	49		$10,452.8	51		$15,066.4
	0	*	$0	28	*	$7,658.8	5	*	$1,157.3

†  AQR utilizes a team-based approach to portfolio management, and each of the portfolio managers listed above are jointly and primarily responsible for the management of a portion of the accounts listed in each category.

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interest. AQR's portfolio managers' management of other accounts (collectively, "Other Accounts") may give rise to potential conflicts of interest in connection with their management of the Small Cap, Small Cap Growth, Large Cap and Tax-Managed Large Cap Funds' investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives or strategies as the Small Cap, Small Cap Growth, Large Cap or Tax-Managed Large Cap Funds or otherwise hold, purchase or sell securities that are eligible to be held, purchased or sold by the Small Cap, Small Cap Growth, Large Cap or Tax-Managed Large Cap Funds. AQR does not believe that these conflicts, if any, are material or, to the extent any such conflicts are material, AQR believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of AQR's portfolio managers' day-to-day management of the Small Cap, Small Cap Growth, Large Cap and Tax-Managed Large Cap Funds. Because of their positions with the Small Cap, Small Cap Growth, Large Cap and Tax-Managed Large Cap Funds, the portfolio managers know the size, timing and possible market impact of Small Cap, Small Cap Growth, Large Cap and Tax-Managed Large Cap Fund trades. It is theoretically possible that AQR's portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Small Cap, Small Cap Growth, Large Cap or Tax-Managed Large Cap Funds. However, AQR has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of AQR's portfolio managers' management of the Small Cap, Small Cap Growth, Large Cap and Tax-Managed Large Cap Funds and Other Accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Small Cap, Small Cap Growth, Large Cap and Tax-Managed Large Cap Funds. This conflict of interest may be exacerbated to the extent that AQR or its portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts (some of which receive a base and incentive fee) than from the Small Cap, Small Cap Growth, Large Cap and Tax-Managed Large Cap Funds. Notwithstanding this theoretical conflict of interest, it is AQR's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, AQR has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while AQR's portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Small Cap, Small Cap Growth, Large Cap or Tax-Managed Large Cap Funds, such securities might not be suitable for the Small Cap, Small Cap Growth, Large Cap and Tax-Managed Large Cap Funds given their investment objectives and related restrictions. Subject to applicable laws and/or client restrictions, AQR may buy, sell or hold securities for a client or proprietary account while entering into a different or opposite investment decision for other clients or proprietary accounts. Hence, AQR may purchase or sell the same securities for more than one advisory client account (or proprietary account) on the same day (including at the same time) in the same direction, the opposite direction or a combination of the two directions. There may be potential disadvantages when more than one client account simultaneously seeks to buy or sell commonly held securities and other investment positions. Also, client accounts may hold securities whose issuers are subject to a merger or are issuing convertible securities and subsequently invested in by funds managed by AQR. In general, clients may take an opposite investment position (i.e., a long position versus a short position) in the same security held by other clients.

AQR's portfolio managers and investment personnel are all responsible for determining the investment decisions across all of AQR's accounts and funds, including accounts with performance-based fees. As a registered investment adviser and a fiduciary, AQR must exercise due care to ensure that investment opportunities are allocated fairly among all client accounts. It is AQR's policy to provide consistent treatment of client accounts with similar investment guidelines when possible.

In addition, under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

WRIMCO

Compensation. SIMC pays WRIMCO a fee based on the assets under management of the Large Cap and Tax-Managed Large Cap Funds set forth in an investment sub-advisory agreement between WRIMCO and SIMC.

WRIMCO pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap and Tax-Managed Large Cap Funds. The following information relates to the period ended March 31, 2011 unless otherwise indicated.

WRIMCO's compensation and incentive programs include:

•  A competitive base salary that is commensurate with the individual's level of experience and responsibility;

•  Eligibility to participate in the stock incentive plan that rewards teamwork (a period of four years is required for the restricted stock to become fully-vested);

•  Share in a percentage of revenues earned on behalf of separately managed accounts; and

•  An attractive incentive bonus based upon investment performance.

Portfolio managers are eligible to receive performance-based bonuses that can reach multiples of their base salaries. The better the pre-tax performance of the client's portfolio relative to an appropriate benchmark and other peer portfolios with similar investment styles, the more bonus compensation the manager can receive. The primary benchmark is the portfolio manager's percentile ranking against the performance of managers of the same investment style at other firms. Half of a portfolio manager's bonus is based upon a three-year period, and half is based upon a one-year period. As a strategic effort to retain our portfolio managers, 30% of their annual incentive bonus is deferred for a three-year period. The deferred portion of bonuses are invested in WRIMCO's mutual funds, with a minimum of 50% of the deferred bonus required to be invested in the investment style managed by the portfolio manager.

Research analysts can receive incentive bonuses up to a multiple of their base salaries in recognition of contributions made to client performance. Bonuses are structured on two factors: (i) the ability of the analyst to make an accurate buy or sell recommendation; and (ii) the ability of the analyst to convince the portfolio manager(s) to implement their recommendation(s). The total bonus received is based on the net effect of positive and negative recommendations. The greater the positive impact of the analyst's recommendations in client portfolios, the higher the bonus.

Ownership of Fund Shares. As of July 8, 2011, WRIMCO's portfolio managers did not beneficially own any shares of the Large Cap or Tax-Managed Large Cap Funds.

Other Accounts. As of March 31, 2011, in addition to the Large Cap and Tax-Managed Large Cap Funds, WRIMCO's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Erick Becker, CFA	3	$3,854.2	1	$104.1	13	$451.0
Gus Zinn, CFA	3	$3,854.2	1	$104.1	13	$451.0

None of the accounts listed above are subject to performance-based advisory fees.

Conflicts of Interest. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or account, such as the following:

•  The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. WRIMCO seeks to manage such competing interests for the time and attention of portfolio managers by having a portfolio manager focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Large Cap and Tax-Managed Large Cap Funds.

•  The portfolio manager might execute transactions for another fund or account that may adversely impact the value of securities held by the Large Cap and Tax-Managed Large Cap Funds. Securities selected for funds or accounts other than the Large Cap and Tax-Managed Large Cap Funds might outperform the securities selected for the Large Cap and Tax-Managed Large Cap Funds. WRIMCO seeks to manage this potential conflict by requiring all portfolio transactions to be allocated pursuant to WRIMCO's Allocation Procedures.

WRIMCO has adopted certain compliance procedures, including the Code of Ethics, which are designed to address certain types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

There are no other changes in the portfolio management of the Large Cap and Tax-Managed Large Cap Funds.

Change in Sub-Advisers for the Large Cap Value Fund

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Value Fund.

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to INTECH Investment Management LLC's management of the Large Cap Value Fund are hereby deleted. In the same section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

TOCQUEVILLE ASSET MANAGEMENT LP—Tocqueville Asset Management LP ("TAM") serves as a Sub-Adviser to a portion of the assets of the Large Cap Value Fund. TAM, a limited partnership incorporated in the state of Delaware, was founded in 1985 and registered with the SEC in 1990. TAM is an independent, employee-owned firm, with its general partner Tocqueville Management Corporation ("TMC") owning 40% of the limited partnership and François Sicart, Chairman of TAM, and Robert Kleinschmidt, President of TAM, having equal ownership of TMC. Employees of TAM own the remaining 60% share as limited partners.

In addition, under the sub-heading "INTECH," under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to INTECH Investment Management LLC's management of the Large Cap Value Fund are hereby deleted. In the same section, the following text is hereby added in the appropriate alphabetical order thereof:

TAM

Compensation. SIMC pays TAM a fee based on the assets under management of the Large Cap Value Fund as set forth in an investment sub-advisory agreement between TAM and SIMC.

TAM pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap Value Fund. The following information relates to the period ended March 31, 2011 unless otherwise indicated.

TAM provides competitive compensation, including base salary, discretionary bonus and the opportunity to become an owner in the firm to investment professionals. The components of salary increases and discretionary bonus are based upon an individual's contribution to his or her team, the team's overall performance and the firm's overall profitability. Each Investment Committee member of the Multi Cap Equity team has an equity interest in the firm. At this time, our fee schedule does not allow for performance fee accounts.

Ownership of Fund Shares. As of July 8, 2011, TAM's portfolio managers did not beneficially own any shares of the Large Cap Value Fund.

Other Accounts. As of March 31, 2011, in addition to the Large Cap Value Fund, TAM's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Robert Kleinschmidt, CFA	3	$754	0	$0	58	$1,232
James Hunt	4	$932	2	$24	52	$775
Peter Shawn	3	$754	0	$0	7	$581
Joseph Zock	3	$754	0	$0	38	$617

None of the accounts listed above are subject to performance-based advisory fees.

Conflicts of Interest. TAM's portfolio managers' management of other accounts (collectively, "Other Accounts") may give rise to potential conflicts of interest in connection with their management of the Large Cap Value Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives as the Large Cap Value Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Large Cap Value Fund. TAM does not believe that these conflicts, if any, are material or, to the extent any such conflicts are material, TAM believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of TAM's portfolio managers' day-to-day management of the Large Cap Value Fund. Because of their positions with the Large Cap Value Fund, the portfolio managers know the size, timing and possible market impact of Large Cap Value Fund trades. It is theoretically possible that TAM's portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Large Cap Value Fund. However, TAM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of TAM's portfolio managers' management of the Large Cap Value Fund and Other Accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Large Cap Value Fund. This conflict of interest may be exacerbated to the extent that TAM or its portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts (many of which receive a base and incentive fee) than from the Large Cap Value Fund. Notwithstanding this theoretical conflict of interest, it is TAM's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, TAM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while TAM's portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Large Cap Value Fund, such securities might not be suitable for the Large Cap Value Fund given its investment objectives and related restrictions.

There are no other changes in the portfolio management of the Large Cap Value Fund.

Change in Sub-Adviser for the Large Cap Growth Fund

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Growth Fund.

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to Legg Mason Capital Management, Inc.'s management of the Large Cap Growth Fund are hereby deleted.

In addition, under the sub-heading "LMCM," under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to Legg Mason Capital Management, Inc.'s management of the Large Cap Growth Fund are hereby deleted.

There are no other changes in the portfolio management of the Large Cap Growth Fund.

Change in the Investment Policies of the Tax-Managed Large Cap Fund

The SAI is hereby amended and supplemented to reflect the following changes in the investment policies of the Tax-Managed Large Cap Fund.

The text under the section "Investment Objectives and Policies" relating to the Tax-Managed Large Cap Fund is hereby deleted and replaced with the following:

TAX-MANAGED LARGE CAP FUND—The investment objective of the Tax-Managed Large Cap Fund is to achieve high long-term after-tax returns for its shareholders. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies, including ETFs. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $237 million and $369 billion as of December 31, 2010). The market capitalization range and the composition of the Fund's benchmark index are subject to change.

The Fund may also invest in securities of foreign issuers and in ADRs traded on registered exchanges or on NASDAQ. Any remaining assets may be invested in investment grade fixed income securities, including tax-exempt securities and variable and floating rate securities, or in equity securities of smaller companies that the Fund's Sub-Advisers believe are appropriate in light of the Fund's objective. The Fund may acquire shares of other investment companies, when-issued and delayed delivery securities and zero coupon obligations, and may invest in securities that are illiquid. The Fund may also borrow money and lend its securities to qualified borrowers.

The Fund is designed for long-term taxable investors, including high net worth individuals. The Fund seeks to manage the impact of taxes through the use of a sub-adviser that acts as an overlay manager, which implements the portfolio recommendations of the Sub-Advisers. Each Sub-Adviser provides to the Fund on an ongoing basis a model portfolio, which represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the other Sub-Advisers, with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC. The overlay manager implements the portfolio consistent with that represented by the aggregation of the model portfolios, with limited authority to vary from such aggregation, primarily for the purpose of seeking efficient tax management of the Fund's securities transactions. The overlay manager seeks to manage the impact of taxes by, among other things, selling stocks with the highest tax cost first, opportunistically harvesting losses and deferring recognition of taxable gains, where possible. Although the Fund seeks to minimize tax consequences to investors by using a tax overlay model, it will likely earn taxable income and gains from time to time.

The Fund's exposure to losses during stock market declines may be higher than that of other funds that do not follow a general policy of avoiding sales of highly-appreciated securities.

The Fund may purchase shares of exchange-traded funds ("ETFs") to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the Securities and Exchange Commission ("SEC"), the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the Investment Company Act of 1940, as amended, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

There are no other changes to the investment policies of the Tax-Managed Large Cap Fund.

Change in the Description of Permitted Investments and Risk Factors of the Tax-Managed Large Cap Fund

The SAI is hereby amended and supplemented to reflect the following changes in the description of permitted investments and risk factors of the Tax-Managed Large Cap Fund.

In the text under the heading "Description of Permitted Investments and Risk Factors" and the sub-heading "Short Sales," references to the Tax-Managed Large Cap Fund's investment in short sales are hereby deleted.

There are no other changes to the description of permitted investments and risk factors of the Tax-Managed Large Cap Fund.

Change in the Investment Limitations of the Tax-Managed Large Cap Fund

The SAI is hereby amended and supplemented to reflect the following changes in the investment limitations of the Tax-Managed Large Cap Fund.

In the text under the heading "Investment Limitations" and the sub-heading "Non-Fundamental Policies," references to the Tax-Managed Large Cap Fund's ability to invest in short sales are hereby deleted.

There are no other changes to the investment limitations of the Tax-Managed Large Cap Fund.

Change in Sub-Adviser for the Mid-Cap Fund

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Mid-Cap Fund.

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to J.P. Morgan Investment Management Inc. is hereby deleted and replaced with the following:

J.P. MORGAN INVESTMENT MANAGEMENT INC.—J.P. Morgan Investment Management Inc. ("JPMIM") serves as a Sub-Adviser to a portion of the assets of the Small Cap, Small Cap Growth, Mid-Cap, Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds. JPMIM is a registered investment adviser and an indirect wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMC").

In addition, under the sub-heading "JPMIM," under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," the text relating to J.P. Morgan Investment Management Inc. is hereby deleted and replaced with the following:

JPMIM

Portfolio Manager Compensation. JPMIM's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JPMIM or its affiliates. These elements reflect individual performance and the performance of JPMIM's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors, including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the funds' prospectuses over one-, three- and five-year periods (or such shorter time as the portfolio manager has managed a fund). Investment performance is generally more heavily weighted to the long-term.

Awards of restricted stock are granted as part of an employee's annual performance bonus and comprise from 0% to 40% of a portfolio manager's total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager's bonus may instead be subject to mandatory notional investment in selected mutual funds advised by JPMIM or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

Ownership of Fund Shares. As of January 31, 2011, JPMIM's portfolio manager did not beneficially own any shares of the Small Cap, Small Cap Growth, Mid-Cap, Core Fixed Income, U.S. Fixed Income or High Yield Bond Funds.

Other Accounts. As of January 31, 2011, in addition to the Small Cap, Small Cap Growth, Mid-Cap, Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds, JPMIM's portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Timothy Parton	8	$3,534,864	1	$439,233	3	$93,530

None of the accounts listed above are subject to performance-based advisory fees.

Conflicts of Interest. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Small Cap, Small Cap Growth, Mid-Cap, Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing JPMIM's and its affiliates' clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimizes the potential for conflicts of interest.

JPMIM and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the Small Cap, Small Cap Growth, Mid-Cap, Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for JPMIM and its affiliates or the portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JPMIM or its affiliates could be viewed as having a conflict of interest to the extent that JPMIM or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JPMIM's or its affiliates' employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JPMIM and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMIM or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMIM and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JPMIM's and its affiliates' overall allocation of securities in that offering. A potential conflict of interest may also be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account or when a sale in one account lowers the sale price received in a sale by a second account. If JPMIM or its affiliates manage accounts that engage in short sales of securities of the type in which the Small Cap, Small Cap Growth, Mid-Cap, Core Fixed Income, U.S. Fixed Income or High Yield Bond Funds invest, JPMIM or its affiliates could be seen as harming the performance of the Small Cap, Small Cap Growth, Mid-Cap, Core Fixed Income, U.S. Fixed Income or High Yield Bond Funds for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, JPMIM or its affiliates may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JPMIM or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude the Small Cap, Small Cap Growth, Mid-Cap, Core Fixed Income, U.S. Fixed Income or High Yield Bond Funds from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the Small Cap, Small Cap Growth, Mid-Cap, Core Fixed Income, U.S. Fixed Income or High Yield Bond Funds' objectives.

The goal of JPMIM and its affiliates is to meet their fiduciary obligation with respect to all clients. JPMIM and its affiliates have policies and procedures that seek to manage conflicts. In addition, JPMIM and its affiliates monitor a variety of areas, including compliance with mutual fund guidelines, review of allocation decisions and compliance with JPMIM's Codes of Ethics and JPMorgan Chase and Co.'s Code of Conduct. With respect to the allocation of investment opportunities, JPMIM and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with JPMIM's and its affiliates' duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JPMIM and its affiliates may exclude small orders until 50% of the total order is completed, at which time the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JPMIM and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMIM or its affiliates so that fair and equitable allocation will occur over time.

There are no other changes in the portfolio management of the Mid-Cap Fund.

Change in Description of Permitted Investments and Risk Factors

The SAI is hereby amended and supplemented to reflect the following changes in the description of permitted investments and risk factors.

Under the sub-section entitled "Investment Companies," under the section entitled "Description of Permitted Investments and Risk Factors," the second full paragraph is hereby deleted and replaced with the following:

Federal securities laws limit the extent to which the Funds can invest in securities of other investment companies, subject to certain exceptions. Generally, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (i) the Fund owns more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. Pursuant to Rule 12d1-1 under the 1940 Act, a Fund may invest in one or more affiliated or unaffiliated registered investment companies that comply with Rule 2a-7 under the 1940 Act in excess of the limits of Section 12 of the 1940 Act. Further, the Rule permits a Fund to invest in one or more affiliated and unaffiliated unregistered investment companies that operate as money market funds in compliance with Rule 2a-7 under the 1940 Act (to the extent required by Rule 12d1-1 under the 1940 Act) in excess of the limits of Section 12 of the 1940 Act. A Fund may invest in investment companies managed by an adviser to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

In addition, in the same sub-section, the following text is hereby added immediately beneath the second full paragraph of the sub-section:

The Multi-Strategy Alternative Fund invests in unaffiliated Underlying Funds in reliance on Section 12(d)(1)(F) of the 1940 Act. Section 12(d)(1)(F) provides in pertinent part that issuers of any security purchased by the Fund are not obligated to redeem such security in an amount exceeding 1% of such issuer's total outstanding securities during any period of less than thirty days. As a result, shares of an unaffiliated Underlying Fund held by the Fund in excess of 1% of the unaffiliated Underlying Fund's outstanding shares could in certain circumstances be considered illiquid if it is determined that the shares may not be sold in the ordinary course of business within seven days. The liquidity of such excess shares will be considered on a case-by-case basis by SIMC based on the following factors: (i) the Adviser's knowledge of an unaffiliated Underlying Fund's section 12(d)(1)(F) redemption practice upon discussion with the unaffiliated Underlying Fund's investment adviser; (ii) the Fund's past specific redemption experiences with an unaffiliated Underlying Fund; (iii) the Adviser's evaluation of general market conditions that may affect securities held by an unaffiliated Underlying Fund; (iv) the Fund's ability to accept a redemption in-kind of portfolio securities from an unaffiliated Underlying Fund; (v) significant developments involving an unaffiliated Underlying Fund; and (vi) any other information the Adviser deems relevant.

There are no other changes to the description of permitted investments and risk factors in the SAI.

Change in Trust Officers

The SAI is hereby amended and supplemented to reflect the following changes in the Trust's Officers.

Under the heading "Trust Officers," under the section entitled "Trustees and Officers of the Trust," the paragraph relating to Andrew S. Decker is hereby deleted. In the same section, the paragraph relating to Keri E. Rohn is hereby deleted and replaced with the following:

KERI E. ROHN (DOB 08/24/80)—Anti-Money Laundering Compliance Officer (since 2011) and Privacy Officer (since 2009)—Compliance Officer of SEI Investments Company, June 2003-present.

There are no other changes in the Trust's Officers.

Change in Custodian Disclosure

The SAI is hereby amended and supplemented to reflect the following changes in the Trust's custodians.

Under the section entitled "Custodians," the disclosure is hereby deleted and replaced with the following:

U.S. Bank National Association ("U.S. Bank"), located at 425 Walnut Street, Cincinnati, Ohio 45202, acts as wire agent and custodian for the assets of the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, Real Estate, U.S. Managed Volatility, Tax-Managed Managed Volatility, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond, Prime Obligation and Multi-Strategy Alternative Funds. Brown Brothers Harriman & Co. ("BBH"), located at 40 Water Street, Boston, Massachusetts, 02109-3661, acts as wire agent and custodian for the assets of the Global Managed Volatility and Real Return Funds. U.S. Bank and BBH hold cash, securities and other assets of the respective Funds for which they act as custodian as required by the 1940 Act.

There are no other changes in the Trust's custodians.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-737 (07/11)